SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Rule 23c-2

(Amendment No. 1)1

Notice of Intention to Redeem Securities

of

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

101 Munson Street

Greenfield, MA 01301

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22958

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Duff & Phelps Select MLP and Midstream Energy Fund Inc. (the “Fund”) to be redeemed:

Series A and Series B Preferred Shares, Liquidation Preference $25.00 per share (CUSIP # 26433F 2#4 and 26433F3#3) (the “Preferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

March 31, 2020

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

1 The Fund previously filed Form N-23c-2 with respect to a redemption of Series B Preferred Shares only, pursuant to paragraph 3(a)(ii) of the Articles Supplementary to the Articles of Incorporation filed by the Fund on February 8, 2017 (the “Articles Supplementary”), expected to take place on April 15, 2020. Subsequent to that filing, on March 20, 2020, the Fund reached an agreement with the holders of all of the outstanding Preferred Shares pursuant to paragraph 3(h) of the Articles Supplementary, subject to certain conditions, to redeem all of the outstanding Preferred Shares on March 31, 2020, at a redemption price that excludes additional amounts otherwise payable to the holders of the Preferred Shares on redemptions made pursuant to the other paragraphs of the Articles Supplementary.

The Preferred Shares are to be redeemed pursuant to paragraph 3(h) of the Articles Supplementary to the Articles of Incorporation filed by the Fund on February 8, 2017.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding Series A and Series B Preferred Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 23rd day of March, 2020.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

By: /s/ Jennifer S. Fromm

Name:   Jennifer S. Fromm

Title:     Vice President, Chief Legal Officer,
Counsel and Secretary